Annual Total Returns [BarChart] - LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2012	18.77%
2013	15.12%
2014	(7.50%)
2015	(3.97%)
2016	1.97%
2017	26.16%
2018	(16.08%)
2019	16.81%
2020	(6.42%)